Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of other expense, net, in the accompanying statement of income are as follows:

(In millions)	2016	2015	2014

Interest Income	$48.4	$30.6	$47.7
Interest Expense	(469.6)	(414.9)	(479.9)
Other Items, Net	(4.1)	(15.5)	16.4

Other Expense, Net	$(425.3)	$(399.8)	$(415.8)